Leases (Details) - Schedule of components of lease expense $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Schedule of components of lease expense [Abstract]
Operating lease	$ 3,857
Short-term lease	131
Total lease expense	$ 3,988